SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 8. SEGMENT INFORMATION

The Company completed its Direct Listing on October 31, 2025. The Company operated as one operating segment with a focus on its efforts to complete the Direct Listing prior to the completion of the Direct Listing. Following the completion of the Direct Listing, the Company continues to operate as a single operating segment with a focus on growing its revenue-generating activities. The Company had engaged in limited operations until 2025 when the Company began generating revenue from providing services under commercial contracts and purchase orders related to its HPT program and event management. The Company’s Chief Executive Officer (“CEO”), as the chief operating decision maker, manages and allocates resources to the operations of the Company based on the line items included within these condensed financial statements and evaluates segment performance based on net loss. This enables the CEO to assess the overall level of available resources and determine how best to deploy these resources across functions, potential service lines, and development projects in line with the long-term company-wide strategic goals. Following the completion of the Direct Listing, the Company continues to evaluate its operating segments and the information reviewed by the CEO as its revenue generating activities grow.

NOTE 7. SEGMENT INFORMATION

The Company operates as one operating segment with a focus on its efforts to complete the Proposed Direct Listing. At this stage, the Company is primarily incurring expenses with limited revenue generating activity related to its HPT program and event management. The Company’s Chief Executive Officer (“CEO”), as the chief operating decision maker, manages and allocates resources to the operations of the Company based on the line items included within these financial statements. This enables the CEO to assess the overall level of available resources and determine how best to deploy these resources across functions, potential service lines, and development projects in line with the long-term company-wide strategic goals. Following the completion of the Proposed Direct Listing, the Company will continue to evaluate its operating segments and the information reviewed by the CEO as its revenue generating activities grow.